Subsequent events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	Jan. 01, 2022	Nov. 16, 2021
Subsequent Event [Member]
Subsequent Event [Line Items]
Sharebased compensation arrangement share options granted during period	2,571,875
Sharebased compensation arrangement share options granted share price per share	$ 3.79
Sharebased compensation arrangement share options granted vesting period	4 years
Share based compensation arrangement share options granted fair value per share	$ 2.92
Sharebased compensation arrangement compensation cost not recognized	$ 7,519
Common stock exchange ratio	1.45823
Sponsor [Member] | Promissory Note [Member] | Kensington Capital Acquisition Corp I V [Member]
Subsequent Event [Line Items]
Maturity date		Dec. 31, 2021
Sponsor [Member] | Amended Promissory Note [Member] | Kensington Capital Acquisition Corp I V [Member]
Subsequent Event [Line Items]
Maturity date		Jun. 30, 2022